OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
OTHER ASSETS
Schedule of other assets

	2018	2017
		(restated,
		note 1(b))
Contract assets[1]	$204.9	$183.6
Contract costs[2]	103.0	102.9
Programs, broadcast and distribution rights	120.3	121.4
Other	48.4	44.1
	476.6	452.0

Less current portion of contract assets	(144.4)	(132.8)
Less current portion of contract costs (included in “Other current assets”)	(53.4)	(55.9)
Less current portion of program, broadcast and distribution rights (included in “Inventories”)	(77.3)	(78.3)
	$201.5	$185.0

[1]

Impairment loss on contract assets resulting from mobile contracts being cancelled prior their initial term amounted to $25.8 million in 2018 ($16.1 million in 2017 and $12.0 million in 2016), net of the early termination penalty charged to the customer. In current and comparative periods, there were no significant cumulative catch-up adjustments to revenue that affected the corresponding contract asset, including adjustments arising from a change in an estimate of the transaction price or a contract modification. There were also no significant changes in the time frame for a performance obligation to be satisfied.

[2]	Amortization amounted to $63.2 million in 2018 ($59.4 million in 2017 and $51.0 million in 2016).